INVENTORIES	12 Months Ended
Dec. 31, 2023
INVENTORIES
INVENTORIES

22.INVENTORIES

in € thousand	12/31/2023	12/31/2022
Raw materials and supplies	4,386	5,513
Work in progress	6,038	11,098
Finished goods	5,928	8,419
Inventories	16,353	25,029

In fiscal year 2023, write-downs of €1,052 thousand (2022: €833 thousand, 2021: €69 thousand) were recognized. Total reversals of impairment losses amounted to €83 thousand in the fiscal year 2023 (2022: €23 thousand, 2021: €1 thousand). The amount of inventories recognised as an expense during 2023 is €25,026 thousand (2022: €28,954 thousand, 2021: €9,293 thousand).